                      SEMIANNUAL REPORT / JANUARY 31, 2002

                              AIM REAL ESTATE FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                  [COVER IMAGE]

                     -------------------------------------

                        NEW YORK, NEW YORK BY DIANA ONG

         EVOLVING FROM BROWNSTONES TO SKYSCRAPERS, FROM EMPTY FIELDS TO

     INDUSTRIAL PARKS, THE REAL ESTATE SECTOR HAS TRANSFORMED ITSELF THROUGH

      THE DECADES. LIKE NEW YORK CITY, THE FUND IS WELL POSITIONED TO TAKE

                         ADVANTAGE OF FUTURE EXPANSIONS.

                     -------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Real Estate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's average annual total returns, including sales charges, for the periods ending 12/31/01, the most recent calendar quarter-end, were as follows. Class A shares, one year 5.05%, inception (12/31/96) 4.09%; Class B shares, one year 4.48%, inception (3/3/98) 1.08%; Class C shares, one year 8.49%, five years 4.35%, inception (5/1/95) 9.60%.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investments the fund may make in IPOs may significantly increase the total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The NAREIT (National Association of Real Estate Investment Trusts) Equity Index tracks the performance of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested distributions, and they do not reflect sales charges or fund expenses.

  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           We understand how challenging the investing environment has
ROBERT H.           been recently. For equity investors, the years 2000 and 2001
GRAHAM]             were unlike anything we had seen in a generation. For the
                    first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI
                    World Index also produced negative returns both years.

                       As usually occurs during difficult stock markets,
                    fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond Index produced positive returns both years. (High yield bonds, however, produced negative returns both years.)

                       Conditions were trying on many levels. Geopolitically,
                    the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in 2001. Macroeconomically, the United States officially slipped into recession in March 2001, the first such slowdown in a decade.

   At the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, about 11 weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?

Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.

   First is the crucial importance of diversification--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this reporting period. Relying on one stock to build financial security has again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.

   A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.

   Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.

   Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND'S PERFORMANCE

Despite terrorist attacks on the United States and a struggling economy, REITs performed solidly during the six-month reporting period. AIM Real Estate Fund benefited from that strength. For the six months ended January 31, 2002, the fund posted gains of 5.57% for Class A shares at net asset value, that is, with no sales charges included. Comparatively, the NAREIT Equity Index posted a return of 4.51%, and the S&P 500 returned -6.01% for the six months ending January 31, 2002.

   The following pages contain your portfolio managers' discussion of how they have managed the portfolio during the reporting period, how the markets affected the fund, and the fund's long-term record. We hope you find their discussion informative.

   If you have questions or comments about this report, please contact us through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 15, 2002

REITS PERFORM WELL DESPITE WEAK ECONOMY, TERROR STRIKES


HOW DID THE AIM REAL ESTATE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?

Despite terrorist attacks on the United States and a struggling economy, REITs performed solidly during the reporting period. And the fund benefited from that strength.

   For the six months ended January 31, 2002, the fund posted gains of 5.57% for Class A shares, 5.20% for Class B shares, and 5.21% for Class C shares. These figures are at net asset value with no sales charges included. Comparatively, the NAREIT Equity Index posted a return of 4.51%, and the S&P 500 returned -6.01% for the six months ending January 31, 2002.

   Net assets in the fund grew to $83.1 million, and the number of holdings reached 44 during the reporting period.

WHAT WAS THE MARKET ENVIRONMENT IN THE PAST SIX MONTHS?

Markets generally sustained losses for the reporting period. Slowing economic growth, disappointing corporate earnings and the September 11 terrorist attacks all contributed to this decline. The attacks heightened economic uncertainty, causing investors around the world to shift money into more liquid, safer assets. However, markets rallied in the fourth quarter of 2001 as central banks in many countries cut interest rates to stimulate economic growth. Investors also shifted more assets out of money market accounts amid speculation that the economy may have reached its low point.

   AIM Real Estate Fund Class A shares fell by 4.46% in the 10 days following the terror attacks on September 11. But from September 21 through the end of January 2002, they gained nearly 8.5% at net asset value.

HOW WERE REITS AFFECTED BY MARKET CONDITIONS?

The events of September 11 did little to change the fund's property type or geographic views. Leading up to September 11, the portfolio was significantly underweight in lodging/resorts as REIT managers were already incorporating the impact of a slowing economy into earnings estimates for the second half of 2001 and for calendar year 2002. Moreover, the fund had also been reducing exposure to national industrial and suburban office REITs. Prior to September 11, the fund had an overweight position in New York area office REITs, as Midtown Manhattan was viewed as one of the best office markets in the U.S. The terrorist attacks effectively eliminated 16 million square feet, or 5% of the total office space from the Manhattan market. Put into perspective, this was equivalent to the entire Central Business District of Atlanta. This forced tenants to relocate operations from the downtown financial district to midtown or New Jersey.

   As travel essentially came to a halt after the terrorist attacks, the lodging industry has suffered greatly with occupancy levels dropping to unprecedented lows in the days after September 11. Even as the occupancy levels slowly recovered in the weeks following the attacks, most of the upscale, full-service hotel owners have continued to operate at lower levels of occupancy. For REITs that invest in lodging/resort assets, one of the key attractions to investors is their relatively high dividend yield, which now may potentially be cut or eliminated. The question that remains for investors and lodging industry

-------------------------------------------------------------------------------
[PHOTO]
FUND AT A GLANCE

AIM Real Estate Fund seeks high total return through growth of capital and current income by investing in real estate securities.

INVESTMENT STYLE: Value (Investing in securities of quality real estate companies selling at discount to intrinsic value)

o Allows investors to participate in growth potential of real estate without direct ownership of property

o Provides enhanced diversification because of the real estate market's historically low correlation to the U.S. stock market.

===============================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/02, including sales charges
================================================================================

CLASS A SHARES
 Inception (12/31/96)        4.18%
  5 Years                    4.26
  1 Year                     6.81

CLASS B SHARES
 Inception (3/3/98)          1.24%
  1 Year                     6.37

CLASS C SHARES
 Inception (5/1/95)          9.59%
  5 Years                    4.51
  1 Year                    10.38

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. BECAUSE OF RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO COMPOSITION

As of 1/31/02, based on total net assets


==============================================================================================================
TOP 10 HOLDINGS                                 PROPERTY DIVERSIFICATION        [PIE CHART]
--------------------------------------------------------------------------------------------------------------
 1. Equity Office Properties Trust      5.4%    Lodging/Resorts         5%      Manufactured Homes      2%

 2. Vornado Realty Trust                4.8     Industrial              5%      Specialty Properties    2%

 3. Simon Property Group, Inc.          4.8     Health Care             5%      Cash                    9%

 4. SL Green Realty Corp.               4.6     Diversified             5%      Apartments              12%

 5. General Growth Properties           4.2     Self-Storage            5%      Office Properties       21%

 6. Public Storage, Inc.                4.0     Industrial/Office       4%      Retail                  25%

 7. Pan Pacific Retail Properties, Inc. 3.8

 8. Boston Properties, Inc.             3.5

 9. ProLogis Trust                      3.5

10. Carr America Realty Corp.           3.4

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
==============================================================================================================

executives alike is, how long is this going to last? With the uncertainty surrounding the general economy being magnified by the attacks, the risk profile for lodging investments has been elevated.

HOW DID THE ECONOMIC SLOWDOWN AFFECT REITS?

The events of September 11 further impacted economic growth, which was already slowing. The recent escalation in layoffs is expected to result in reduced demand for commercial space. However, unlike the late 1980's real estate debacle, which was created primarily by an ongoing oversupply of new construction, lenders have been more disciplined during the latest economic growth cycle.

   As a result, the current slowdown in space demand may alter existing occupancy levels to a lesser extent than during the slowdown of the early 1990s. While vacancies will increase modestly in most U.S. markets, the most severe impact will be experienced in technology and telecommunications oriented markets such as the San Francisco Bay Area, Austin, North Dallas, Boston, and Northern Virginia. Other than a few select markets, most U.S. markets are better positioned to handle an economic slowdown than during the last recession.

HOW DID YOU MANAGE THE FUND?

Our performance has been assisted by an over weighting in the health care, self storage, retail and manufactured housing property sectors, all of which outperformed the NAREIT index. Partially offsetting performance was our weighting in office properties. Also driving the fund's performance were holdings in S.L. Green, General Growth, CBL and Associates, Simon Property Group, Pan Pacific Properties, Healthcare REIT, and Public Storage, Inc., each performing well in a challenging economic environment.

WHAT WERE SOME HOLDINGS YOU FAVORED?

o Equity Office Properties Trust - This firm has a sound management team and an attractive valuation compared to its peers. Equity Office Properties owns or has an interest in about 650 office buildings in suburban and downtown settings in most of the nation's major metropolitan areas.

o Vornado Realty - A firm with a sound management team, stable fundamentals, plus an attractive valuation compared to its peers, Vornado concentrates on New York City office space with some 20 buildings in Midtown Manhattan and Washington, D.C., providing about half its revenue.

o Simon Property - This firm is the largest regional mall REIT. Performance should benefit during the current economic environment because of a stable earnings stream. Simon is the U.S.'s largest owner of malls -- 450 properties -- and one of the largest publicly traded real estate companies in the nation.

o SL Green Realty - An office REIT concentrated in one of the best office markets in the U.S. The company manages and owns interests in a portfolio of about 50 office properties primarily in Midtown Manhattan.

WHAT WERE MARKET CONDITIONS AT THE CLOSE OF THE PERIOD?

After contracting in the third quarter of 2001, the U.S. economy grew in the fourth quarter, contrary to many analysts' expectations. The nation's unemployment rate, which had been rising for several months, fell in January. Several blue chip companies reported positive earnings. However, concerns about corporate accounting practices and economic uncertainties caused U.S. markets to be volatile--a development that had ramifications on markets around the world.

   There were positive signs, too. Inflation remained low, energy prices were restrained and consumer confidence continued its rebound near the end of 2001. Sales of new homes had held up remarkably well throughout 2001, with additional gains forecast for 2002, and holiday retail sales had turned out better than previously estimated.

   Fortunately, the investments of most real estate companies are leased at rental rates that are below current market rates. We look for this dynamic to provide a stabilizing force going forward, and to help soften the negative effects that might be experienced from any losses in occupancy levels.



         See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

                                                               MARKET
                                                 SHARES         VALUE
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-91.10%

APARTMENTS-11.65%

Apartment Investment & Management Co.-Class
  A                                                27,900    $ 1,216,440
------------------------------------------------------------------------
Archstone-Smith Trust                              73,917      1,839,055
------------------------------------------------------------------------
Avalonbay Communities, Inc.                        46,600      2,094,670
------------------------------------------------------------------------
Camden Property Trust                              69,300      2,415,798
------------------------------------------------------------------------
Equity Residential Properties Trust                68,500      1,834,430
------------------------------------------------------------------------
Essex Property Trust, Inc.                          6,100        282,674
========================================================================
                                                               9,683,067
========================================================================

DIVERSIFIED-4.85%

Vornado Realty Trust                               94,400      4,027,104
========================================================================

HEALTHCARE-4.88%

Health Care Property Investors, Inc.               40,700      1,545,379
------------------------------------------------------------------------
Health Care REIT, Inc.                             91,700      2,506,161
========================================================================
                                                               4,051,540
========================================================================

INDUSTRIAL PROPERTIES-4.88%

AMB Property Corp.                                 44,000      1,126,840
------------------------------------------------------------------------
CenterPoint Properties Corp.                          900         44,568
------------------------------------------------------------------------
ProLogis Trust                                    133,400      2,882,774
========================================================================
                                                               4,054,182
========================================================================

INDUSTRIAL/OFFICE PROPERTIES-4.19%

Liberty Property Trust                             54,850      1,609,847
------------------------------------------------------------------------
PS Business Parks, Inc.                            34,000      1,043,800
------------------------------------------------------------------------
Reckson Associates Realty Corp.                    36,000        830,880
========================================================================
                                                               3,484,527
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

Cypress Communications Voting Trust(a)(b)(c)          981          2,545
========================================================================

INTERNET SOFTWARE & SERVICES-0.00%

Internap Network Services Corp.(a)                    151            168
========================================================================

LODGING-RESORTS-5.37%

Hospitality Properties Trust                       85,800      2,565,420
------------------------------------------------------------------------
Host Marriott Corp.(a)                            102,100      1,030,189
------------------------------------------------------------------------
Innkeepers USA Trust                               43,100        446,085
------------------------------------------------------------------------
LaSalle Hotel Properties                           11,300        135,600
------------------------------------------------------------------------
MeriStar Hospitality Corp.                         20,200        284,820
========================================================================
                                                               4,462,114
========================================================================

                                                               MARKET
                                                 SHARES         VALUE

MANUFACTURED HOMES-1.82%

Chateau Communities, Inc.                          17,700    $   520,026
------------------------------------------------------------------------
Manufactured Home Communities, Inc.                18,100        584,630
------------------------------------------------------------------------
Sun Communities, Inc.                              10,500        403,200
========================================================================
                                                               1,507,856
========================================================================

OFFICE PROPERTIES-20.95%

Arden Realty, Inc.                                 26,800        719,044
------------------------------------------------------------------------
Boston Properties, Inc.                            79,700      2,920,208
------------------------------------------------------------------------
Brandywine Realty Trust                            18,000        379,440
------------------------------------------------------------------------
CarrAmerica Realty Corp.                           96,700      2,844,914
------------------------------------------------------------------------
Equity Office Properties Trust                    155,107      4,465,531
------------------------------------------------------------------------
Mack-Cali Realty Corp.                             72,600      2,287,626
------------------------------------------------------------------------
SL Green Realty Corp.                             119,900      3,794,835
========================================================================
                                                              17,411,598
========================================================================

REGIONAL MALLS-11.04%

CBL & Associates Properties, Inc.                  49,000      1,653,750
------------------------------------------------------------------------
General Growth Properties, Inc.                    86,900      3,519,450
------------------------------------------------------------------------
Simon Property Group, Inc.                        132,200      4,004,338
========================================================================
                                                               9,177,538
========================================================================

SELF STORAGE FACILITIES-5.04%

Public Storage, Inc.                               91,800      3,360,798
------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                     25,000        827,500
========================================================================
                                                               4,188,298
========================================================================

SHOPPING CENTERS-13.74%

Chelsea Property Group, Inc.                       36,500      1,851,645
------------------------------------------------------------------------
Developers Diversified Realty Corp.                95,300      1,820,230
------------------------------------------------------------------------
Kimco Realty Corp.                                 88,600      2,704,072
------------------------------------------------------------------------
New Plan Excel Realty Trust                        45,000        864,900
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               108,800      3,120,384
------------------------------------------------------------------------
Weingarten Realty Investors                        21,400      1,053,950
========================================================================
                                                              11,415,181
========================================================================

SPECIALTY PROPERTIES-2.69%

Plum Creek Timber Co., Inc.                        74,100      2,237,820
========================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $66,548,216)                        75,703,538
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. GOVERNMENT AGENCY SECURITIES-9.22%

FEDERAL HOME LOAN BANK-9.22%

Unsec. Disc. Notes,
  1.80%, 02/01/02 (Cost $7,656,000)(d)         $7,656,000    $ 7,656,000
========================================================================
TOTAL INVESTMENTS-100.32% (Cost $74,204,216)                  83,359,538
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.32%)                           (262,213)
========================================================================
NET ASSETS-100.00%                                           $83,097,325
________________________________________________________________________
========================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. Security is not registered under the Securities Act of 1933 and is restricted as to resale to qualified institutional buyers.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $74,204,216)                                  $83,359,538
-----------------------------------------------------------
Cash                                                    753
-----------------------------------------------------------
Receivables for:
  Investments sold                                  222,626
-----------------------------------------------------------
  Fund shares sold                                  578,961
-----------------------------------------------------------
  Dividends                                         225,848
-----------------------------------------------------------
Investment for deferred compensation plan            24,936
-----------------------------------------------------------
Other assets                                         21,913
===========================================================
    Total assets                                 84,434,575
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,132,287
-----------------------------------------------------------
  Fund shares reacquired                             81,034
-----------------------------------------------------------
  Deferred compensation plan                         24,936
-----------------------------------------------------------
Accrued distribution fees                            53,838
-----------------------------------------------------------
Accrued trustees' fees                                  681
-----------------------------------------------------------
Accrued transfer agent fees                          15,493
-----------------------------------------------------------
Accrued operating expenses                           28,981
===========================================================
    Total liabilities                             1,337,250
===========================================================
Net assets applicable to shares outstanding     $83,097,325
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $35,446,988
___________________________________________________________
===========================================================
Class B                                         $23,400,065
___________________________________________________________
===========================================================
Class C                                         $24,250,272
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           2,519,854
___________________________________________________________
===========================================================
Class B                                           1,659,182
___________________________________________________________
===========================================================
Class C                                           1,722,180
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     14.07
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.07 divided by
      95.25%)                                   $     14.77
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     14.10
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     14.08
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $383)                                          $2,141,815
-----------------------------------------------------------
Interest                                             52,848
===========================================================
    Total investment income                       2,194,663
===========================================================

EXPENSES:

Advisory fees                                       336,819
-----------------------------------------------------------
Administrative services fees                         25,206
-----------------------------------------------------------
Custodian fees                                       14,183
-----------------------------------------------------------
Distribution fees -- Class A                         55,831
-----------------------------------------------------------
Distribution fees -- Class B                        100,782
-----------------------------------------------------------
Distribution fees -- Class C                        115,265
-----------------------------------------------------------
Transfer agent fees -- Class A                       44,939
-----------------------------------------------------------
Transfer agent fees -- Class B                       25,369
-----------------------------------------------------------
Transfer agent fees -- Class C                       29,014
-----------------------------------------------------------
Trustees' fees                                        3,753
-----------------------------------------------------------
Other                                                56,897
===========================================================
    Total expenses                                  808,058
===========================================================
Less: Expenses paid indirectly                         (459)
===========================================================
    Net expenses                                    807,599
===========================================================
Net investment income                             1,387,064
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             938,219
-----------------------------------------------------------
  Foreign currencies                                   (663)
===========================================================
                                                    937,556
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           1,396,820
-----------------------------------------------------------
  Foreign currencies                                 (6,354)
===========================================================
                                                  1,390,466
===========================================================
Net gain from investment securities and foreign
  currencies                                      2,328,022
===========================================================
Net increase in net assets resulting from
  operations                                     $3,715,086
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002 AND THE YEAR ENDED JULY 31, 2001 (UNAUDITED)

                                                              JANUARY 31,       JULY 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  1,387,064    $  2,067,632
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                     937,556       2,443,458
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            1,390,466         269,712
==========================================================================================
    Net increase in net assets resulting from operations         3,715,086       4,780,802
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (537,473)       (990,088)
------------------------------------------------------------------------------------------
  Class B                                                         (273,484)       (457,442)
------------------------------------------------------------------------------------------
  Class C                                                         (309,426)       (675,541)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        5,935,242       4,106,152
------------------------------------------------------------------------------------------
  Class B                                                        5,805,160       3,507,802
------------------------------------------------------------------------------------------
  Class C                                                          723,605       1,552,030
==========================================================================================
    Net increase in net assets                                  15,058,710      11,823,715
==========================================================================================

NET ASSETS:

  Beginning of period                                           68,038,615      56,214,900
==========================================================================================
  End of period                                               $ 83,097,325    $ 68,038,615
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 86,522,975    $ 74,058,968
------------------------------------------------------------------------------------------
  Undistributed net investment income                              380,064         113,383
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (12,954,681)    (13,892,237)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           9,148,967       7,758,501
==========================================================================================
                                                              $ 83,097,325    $ 68,038,615
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital carryforward as follows:

      CAPITAL
        LOSS
    CARRYFORWARD    EXPIRATION
    ------------   -------------
    $12,389,828    July 31, 2007
    ----------------------------
      1,275,744    July 31, 2008
    ============================
    $13,665,572
    ============================


E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with Invesco Institutional (N.A.) Inc. ("INVESCO") (formerly known as INVESCO, INC.) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2002, AIM was paid $25,206 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2002, AFS was paid $56,397 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $55,831, $100,782 and $115,265, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $19,285 from sales of the Class A shares of the Fund during the six months ended January 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2002, AIM Distributors received $1,223 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended January 31, 2002, the Fund paid legal fees of $1,211 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $59 and reductions in custodian fees of $400 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $459.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2002 was $48,896,096 and $38,713,051, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $9,250,384
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (272,707)
===========================================================
Net unrealized appreciation of investment
  securities                                     $8,977,677
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $74,381,861.

NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2002 and the year ended July 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  JANUARY 31, 2002             JULY 31, 2001
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              --------    ------------    ---------    -----------
Sold:
  Class A                                                      845,700    $ 11,669,375    1,024,020    $13,196,877
------------------------------------------------------------------------------------------------------------------
  Class B                                                      724,199      10,030,423      764,984      9,831,883
------------------------------------------------------------------------------------------------------------------
  Class C                                                      361,754       5,020,364      432,910      5,577,023
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       36,670         492,396       70,224        904,991
------------------------------------------------------------------------------------------------------------------
  Class B                                                       18,347         247,393       31,575        408,247
------------------------------------------------------------------------------------------------------------------
  Class C                                                       20,122         270,508       45,459        586,238
==================================================================================================================
Reacquired:
  Class A                                                     (457,479)     (6,226,529)    (777,728)    (9,995,716)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (328,314)     (4,472,656)    (525,346)    (6,732,328)
------------------------------------------------------------------------------------------------------------------
  Class C                                                     (334,259)     (4,567,267)    (360,238)    (4,611,231)
==================================================================================================================
                                                               886,740    $ 12,464,007      705,860    $ 9,165,984
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    CLASS A
                                                 ------------------------------------------------------------------------------
                                                 SIX MONTHS                     SEVEN MONTHS
                                                   ENDED          YEAR ENDED      ENDED             YEAR ENDED DECEMBER 31,
                                                 JANUARY 31,      JULY 31,      JULY 31,        -------------------------------
                                                  2002(a)           2001         2000(a)         1999      1998(a)       1997
                                                 -----------      ----------    ------------    -------    ---------    -------
Net asset value, beginning of period               $ 13.56         $ 13.04        $ 10.61       $ 11.46     $ 15.74     $ 14.19(b)
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.28            0.50           0.30          0.42        0.58        0.34
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.46            0.54           2.38         (0.75)      (4.11)       2.39
===============================================================================================================================
    Total from investment operations                  0.74            1.04           2.68         (0.33)      (3.53)       2.73
===============================================================================================================================
Less distributions:
  Dividends from net investment income               (0.23)          (0.52)         (0.25)        (0.52)      (0.50)      (0.44)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              --             --            --       (0.25)      (0.74)
===============================================================================================================================
    Total distributions                              (0.23)          (0.52)         (0.25)        (0.52)      (0.75)      (1.18)
===============================================================================================================================
Net asset value, end of period                     $ 14.07         $ 13.56        $ 13.04       $ 10.61     $ 11.46     $ 15.74
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                       5.57%           8.23%         25.61%        (2.88)%    (22.54)%     19.78%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $35,447         $28,400        $23,187       $16,279     $20,087     $16,507
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    1.79%(d)        1.63%          1.62%(e)      1.61%       1.55%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.79%(d)        1.79%          2.05%(e)      1.73%       1.71%       1.70%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net
  assets                                              4.05%(d)        3.88%          4.49%(e)      3.70%       4.37%       3.26%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                 55%             85%            39%           52%         69%         57%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $31,643,025.
(e)  Annualized.


                                                                                 CLASS B
                                               ----------------------------------------------------------------------------
                                                                                                              MARCH 3, 1998
                                               SIX MONTHS                     SEVEN MONTHS                    (DATE SALES
                                                 ENDED          YEAR ENDED      ENDED         YEAR ENDED      COMMENCED) TO
                                               JANUARY 31,      JULY 31,      JULY 31,        DECEMBER 31,    DECEMBER 31,
                                                2002(a)           2001         2000(a)          1999           1998(a)
                                               -----------      ----------    ------------    ------------    -------------
Net asset value, beginning of period             $ 13.59         $ 13.07        $ 10.64          $11.48          $ 15.34
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.24            0.41           0.25            0.32             0.37
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.46            0.53           2.39           (0.72)           (3.58)
===========================================================================================================================
    Total from investment operations                0.70            0.94           2.64           (0.40)           (3.21)
===========================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)          (0.42)         (0.21)          (0.44)           (0.40)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --             --              --            (0.25)
===========================================================================================================================
    Total distributions                            (0.19)          (0.42)         (0.21)          (0.44)           (0.65)
===========================================================================================================================
Net asset value, end of period                   $ 14.10         $ 13.59        $ 13.07          $10.64          $ 11.48
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                     5.20%           7.42%         25.08%          (3.53)%         (21.02)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $23,400         $16,917        $12,722          $9,839          $ 6,901
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  2.41%(c)        2.36%          2.37%(d)        2.35%            2.31%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               2.41%(c)        2.43%          2.70%(d)        2.37%            2.35%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net
  assets                                            3.43%(c)        3.15%          3.73%(d)        2.96%            3.62%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                               55%             85%            39%             52%              69%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $19,992,156.
(d)  Annualized.

REAL ESTATE FUND


                                                                                  CLASS C
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS                     SEVEN MONTHS
                                                 ENDED          YEAR ENDED      ENDED            YEAR ENDED DECEMBER 31,
                                               JANUARY 31,      JULY 31,      JULY 31,        ------------------------------
                                                2002(a)           2001         2000(a)        1999(a)    1998(a)    1997(a)(b)
                                               -----------      ----------    ------------    -------    -------    --------
Net asset value, beginning of period             $ 13.57         $ 13.05        $ 10.62       $11.46     $15.74     $ 14.19
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.24            0.41           0.25         0.33       0.50        0.36
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.46            0.53           2.39        (0.73)     (4.13)       2.26
============================================================================================================================
    Total from investment operations                0.70            0.94           2.64        (0.40)     (3.63)       2.62
============================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)          (0.42)         (0.21)       (0.44)     (0.40)      (0.33)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --             --           --      (0.25)      (0.74)
============================================================================================================================
    Total distributions                            (0.19)          (0.42)         (0.21)       (0.44)     (0.65)      (1.07)
============================================================================================================================
Net asset value, end of period                   $ 14.08         $ 13.57        $ 13.05       $10.62     $11.46     $ 15.74
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                     5.21%           7.43%         25.13%       (3.54)%   (23.16)%     18.88%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $24,250         $22,722        $20,306       $19,992    $32,921    $43,934
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  2.41%(d)        2.36%          2.37%(e)     2.35%      2.31%       2.35%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               2.41%(d)        2.43%          2.70%(e)     2.37%      2.37%       2.35%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net
  assets                                            3.43%(d)        3.15%          3.73%(e)     2.96%      3.62%       2.54%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                               55%             85%            39%          52%        69%         57%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $22,865,148.
(e)  Annualized.

BOARD OF TRUSTEES          OFFICERS                               OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                       11 Greenway Plaza
                           Chairman and President                 Suite 100
Frank S. Bayley                                                   Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary    INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                           A I M Advisors, Inc.
                           Senior Vice President                  11 Greenway Plaza
Edward K. Dunn Jr.                                                Suite 100
                           Dana R. Sutton                         Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                  SUB-ADVISOR
Carl Frischling            Robert G. Alley
                           Vice President                         INVESCO Institutional (N.A.), Inc.
Prema Mathai-Davis                                                1360 Peachtree Street, N.E., Suite 100
                           Stuart W. Coco                         Atlanta, GA 30309
Lewis F. Pennock           Vice President
                                                                  TRANSFER AGENT
Ruth H. Quigley            Melville B. Cox
                           Vice President                         A I M Fund Services, Inc.
Louis S. Sklar                                                    P.O. Box 4739
                           Karen Dunn Kelley                      Houston, TX 77210-4739
                           Vice President
                                                                  CUSTODIAN
                           Edgar M. Larsen
                           Vice President                         State Street Bank and Trust Company
                                                                  225 Franklin Street
                                                                  Boston, MA 02110

                                                                  COUNSEL TO THE FUND

                                                                  Ballard Spahr
                                                                  Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                                                                  Philadelphia, PA 19103

                                                                  COUNSEL TO THE TRUSTEES

                                                                  Kramer, Levin, Naftalis & Frankel LLP
                                                                  919 Third Avenue
                                                                  New York, NY 10022

                                                                  DISTRIBUTOR

                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

                                  EQUITY FUNDS

       DOMESTIC EQUITY FUNDS                INTERNATIONAL/GLOBAL EQUITY FUNDS           A I M Management Group Inc. has provided
                                                                                        leadership in the mutual fund industry since
          MORE AGGRESSIVE                            MORE AGGRESSIVE                    1976 and manages approximately $158 billion
                                                                                        in assets for more than 9 million
AIM Small Cap Opportunities(1)             AIM Developing Markets                       investors, shareholders, including
AIM Mid Cap Opportunities(1)               AIM European Small Company                   individual corporate clients and Financial
AIM Large Cap Opportunities(1)             AIM Asian Growth                             institutions.*
AIM Emerging Growth                        AIM International Emerging Growth
AIM Small Cap Growth(2)                    AIM Global Aggressive Growth                     The AIM Family of Funds--Registered
AIM Aggressive Growth                      AIM European Development                     Trademark-- is distributed nationwide. AIM
AIM Mid Cap Growth                         AIM Euroland Growth                          is a subsidiary of AMVESCAP PLC, one of the
AIM Dent Demographic Trends                AIM International Equity                     world's largest independent financial
AIM Constellation                          AIM Global Growth                            services companies with $398 billion in
AIM Large Cap Growth                       AIM Worldwide Spectrum                       assets under management.*
AIM Weingarten                             AIM Global Trends
AIM Small Cap Equity                       AIM International Value(4)
AIM Capital Development
AIM Charter                                         MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                               SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                            MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value                    AIM New Technology
AIM Large Cap Core Equity                  AIM Global Telecommunications and Technology
AIM Basic Value                            AIM Global Energy(5)
AIM Large Cap Basic Value                  AIM Global Infrastructure
AIM Balanced                               AIM Global Financial Services
AIM Basic Balanced                         AIM Global Health Care
                                           AIM Global Utilities
         MORE CONSERVATIVE                 AIM Real Estate(6)

                                                    MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

    TAXABLE FIXED-INCOME FUNDS                 TAX-FREE FIXED-INCOME FUNDS

          MORE AGGRESSIVE                            MORE AGGRESSIVE

AIM High Yield II                          AIM High Income Municipal
AIM High Yield                             AIM Municipal Bond
AIM Strategic Income                       AIM Tax-Free Intermediate
AIM Income                                 AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                               MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

         MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 12/31/01

                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       REA-SAR-1

A I M DISTRIBUTORS, INC.